As filed with the Securities and Exchange             Registration No. 333-56297
Commission on August 24, 1999                         Registration No. 811-2512

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

--------------------------------------------------------------------------------

                        POST-EFFECTIVE AMENDMENT NO. 9 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------

     Variable Annuity Account B of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, TS31, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, TS31, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)

--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

     [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
     [X] on September 1, 1999 pursuant to paragraph (b) of Rule 485

                           VARIABLE ANNUITY ACCOUNT B
                              CROSS REFERENCE SHEET

                                                                            LOCATION - PROSPECTUS
                                                                    DATED MAY 3, 1999, AND AS AMENDED BY
FORM N-4                                                         SUPPLEMENTS DATED MAY 5, 1999, JUNE 1, 1999
ITEM NO.                     PART A (PROSPECTUS)                           AND SEPTEMBER 1, 1999

    1      Cover Page...........................................    Cover Page

    2      Definitions..........................................    Not Applicable

    3      Synopsis.............................................    Contract Overview; Fee Table

    4      Condensed Financial Information......................    Condensed Financial Information; Appendix IV -
                                                                    Condensed Financial Information

    5      General Description of Registrant, Depositor, and
           Portfolio Companies..................................    Other Topics - The Company; Variable Annuity
                                                                    Account B; Appendix III - The Funds

    6      Deductions and Expenses..............................    Fees

    7      General Description of Variable Annuity Contracts....    Contract Overview

    8      Annuity Period.......................................    The Income Phase

    9      Death Benefit........................................    Death Benefit

   10      Purchases and Contract Value.........................    Purchase and Rights; Your Account Value

   11      Redemptions..........................................    Your Right to Cancel; Systematic Distribution
                                                                    Options

   12      Taxes................................................    Taxation

   13      Legal Proceedings....................................    Other Topics - Legal Matters and Proceedings

                                                                     LOCATION - STATEMENT OF ADDITIONAL INFORMATION
FORM N-4                    PART B (STATEMENT OF                    DATED MAY 3, 1999, AND AS AMENDED BY SUPPLEMENT
ITEM NO.                   ADDITIONAL INFORMATION)                              DATED SEPTEMBER 1, 1999

   14      Table of Contents of the Statement of Additional         Contents of the Statement of Additional
           Information..........................................    Information

   15      Cover Page...........................................    Cover page

   16      Table of Contents....................................    Table of Contents

   17      General Information and History......................    General Information and History

   18      Services.............................................    General Information and History; Independent
                                                                    Auditors

   19      Purchase of Securities Being Offered.................    Offering and Purchase of Contract

   20      Underwriters.........................................    Offering and Purchase of Contract

   21      Calculation of Performance Data......................    Performance Data; Average Annual Total Return
                                                                    Quotations

   22      Annuity Payments.....................................    Income Phase Payments

   23      Financial Statements.................................    Financial Statements

                                  Part C (Other Information)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                  PARTS A AND B

The Prospectus dated May 3, 1999 is incorporated in Part A of this Post-Effective Amendment No. 9 by reference to Registrant's filing under Rule 497(c) filed on May 6, 1999 (File No. 333-56297), by reference to Prospectus Supplement dated May 5, 1999 filed under Rule 497(c) filed on May 6, 1999 (File No. 333-56297), and by reference to Prospectus Supplement dated June 1, 1999 filed under Rule 497(c) filed on June 1, 1999 (File No. 333-56297). The Statement of Additional Information (SAI) is incorporated in Part B of this Post-Effective Amendment by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 333-56297), as filed on April 14, 1999 and declared effective on May 3, 1999.

Three Prospectus Supplements, each dated September 1, 1999, are included in Part A of this Post-Effective Amendment. One SAI Supplement dated September 1, 1999 is included in Part B of this Post-Effective Amendment.

                           VARIABLE ANNUITY ACCOUNT B
                    Aetna Life Insurance and Annuity Company


                       Supplement Dated September 1, 1999
                            to May 3, 1999 Prospectus


GENERAL DESCRIPTION OF GET G

Series G of the Aetna GET Fund (GET G) is an investment option that may be available during the accumulation phase of the contract. Aetna Life Insurance and Annuity Company (the Company, we, our) makes a guarantee, as described below, when you direct money into GET G. Aeltus Investment Management, Inc. serves as investment adviser to GET G.

We will offer GET G shares only during its offering period, which is scheduled to run from September 15, 1999 through the close of business on December 14, 1999. GET G may not be available under your contract, your plan or in your state. Please read the GET G prospectus for a more complete description of GET G, including its charges and expenses.

INVESTMENT OBJECTIVE OF GET G


GET G seeks to achieve maximum total return, without compromising a minimum targeted return, by participating in favorable equity market performance during the guarantee period.


GET G's guarantee period runs from December 15, 1999 through December 14, 2004. During the offering period, all GET G assets will be invested in money market instruments, and during the guarantee period will be invested in a combination of fixed income and equity securities.

THE GET FUND GUARANTEE

The guarantee period for GET G will end on December 14, 2004 which is GET G's maturity date. The Company guarantees that the value of an accumulation unit of the GET G subaccount under the contract on the maturity date (as valued after the close of business on December 14, 2004) will not be less than its value as determined after the close of business on the last day of the offering period. If the value on the maturity date is lower than it was on the last day of the offering period, we will transfer funds from our general account to the GET G subaccount to make up the difference. This means that if you remain invested in GET G until the maturity date, at the maturity date you will receive no less than the value of your separate account investment directed to GET G as of the last day of the offering period, less any maintenance fees or any amounts you transfer or withdraw from the GET G subaccount. The value of dividends or distributions made by GET G during the guarantee period are not included in the guarantee, nor does the guarantee promise that you will earn the fund's minimum targeted return referred to in the investment objective.


If you withdraw or transfer funds from GET G before the maturity date, we will process the transactions at the actual unit value next determined after we receive your order. The guarantee will not apply to these amounts or to amounts deducted as a maintenance fee, if applicable.

MATURITY DATE

Before the maturity date, we will send a notice to each contract holder who has amounts in GET G. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET G amounts. If you do not make a choice, on the maturity date we will transfer your GET G amounts to another available series of the GET Fund that is accepting deposits. If no GET Fund series is available, we will transfer your GET G amounts to the fund or funds designated by the Company. We will make these transfers as of the unit value next determined after the transfer.


X.GETGRETAIL-99                                                   September 1999

INCOME PHASE

GET G is not available during the income phase. You should not select this option if you wish to begin income payments or to make other withdrawals or transfers before the maturity date. You must transfer your GET G account value to another available investment option before you may elect an income phase payment option. As stated above, the Company's guarantee will not apply to amounts you withdraw or transfer before the maturity date.

REINVESTMENT

Some contracts allow you to reinvest all or a portion of the proceeds after a full withdrawal. If you withdraw amounts from GET G and then elect to reinvest them, we will reinvest them in a GET Fund series that is then accepting deposits, if one is available. If one is not available, we will reallocate your GET G amounts among the other investment options in which you were invested, on a pro rata basis.

The following information supplements the "Fee Table" contained in the prospectus:

MAXIMUM FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

In addition to the amounts currently listed under the heading "Fee Table" in the prospectus, we will make a daily deduction of a GET G Guarantee Charge, equal on an annual basis to the percentage shown below, from the amounts allocated to the GET G investment option:

 GET G Guarantee Charge (deducted daily during the Guarantee Period) .....     0.50%
Maximum Total Separate Account Expenses ..................................     1.90%(1)

(1) The total separate account expenses that apply to your contract may be lower. Please refer to the "Fee Table" section of your prospectus.

The following information supplements the "Fund Expense Table" contained in the prospectus:

Aetna GET Fund Series G Annual Expenses
(As a percentage of the average net assets)

                               Investment                             Total Fund Annual Expenses
                             Advisory Fees(2)   Other Expenses(3)   (after expense reimbursement)(4)
                             ----------------   -----------------   --------------------------------
Aetna GET Fund Series G            0.60%              0.15%                      0.75%

For more information regarding expenses paid out of assets of the fund, see the GET G prospectus.


-----------------------

(2) The Investment Advisory Fee will be 0.25% during the offering period and 0.60% during the guarantee period.

(3) "Other Expenses" include an annual fund administrative fee of 0.075% of the average daily net assets of GET G and any additional direct fund expenses.

(4) The investment adviser is contractually obligated through GET G's maturity date to waive all or a portion of its investment advisory fee and/or its administrative fee and/or to reimburse a portion of the fund's other expenses in order to ensure that GET G's Total Fund Annual Expenses do not exceed 0.75% of the fund's average daily net assets. It is not expected that GET G's actual expenses without this waiver or reimbursement will exceed this amount.

The following information supplements the "Hypothetical Examples" contained in the prospectus.


Hypothetical Examples--Aetna GET Fund Series G


THESE EXAMPLES ARE PURELY HYPOTHETICAL. THEY SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURNS. ACTUAL EXPENSES AND/OR RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.


Account Fees You May Incur Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the GET G investment option under the contract (until GET G's maturity date) and assume a 5% annual return on the investment.(5)

               Example A                                Example B
               ---------                                ---------
If you withdraw your entire account       If at the end of the periods shown you
value at the end of the periods shown,    1) leave your entire account value
you would pay the following expenses,     invested or (2) select an income phase
including any applicable early            payment option, you would pay the
withdrawal charge:                        following expenses (no early
                                          withdrawal charge is reflected):*

1 Year     3 Years     5 Years            1 Year     3 Years     5 Years
------     -------     -------            -----     -------     -------
$90        $137        $177               $27        $83         $142


-----------------------

(5) The examples shown above reflect an annual mortality and expense risk charge of 1.25%, an annual contract administrative expense charge of 0.15%, an annual GET G guarantee charge of 0.50%, a $30 annual maintenance fee that has been converted to a percentage of assets equal to 0.022%, and all charges and expenses of the GET G Fund. Example A reflects an early withdrawal charge of 7% of the purchase payments at the end of year 1, 6% at the end of year 3, and 4% at the end of year 5. (The expenses that you would pay under your contract may be lower. Please refer to the "Fee Table" section of your prospectus.)

                                    APPENDIX
                         DESCRIPTION OF UNDERLYING FUNDS

                            Aetna GET Fund (Series G)

INVESTMENT OBJECTIVE

Seeks to achieve maximum total return without compromising a minimum targeted return (Targeted Return) by participating in favorable equity market performance during the guarantee period, from December 15, 1999 through December 14, 2004, the maturity date.

POLICIES

Prior to December 15, 1999, assets are invested entirely in money market instruments. After that date, assets are allocated between equities and fixed income securities. Equities consist primarily of common stocks. Fixed income securities consist primarily of short- to intermediate-duration U.S. Government securities and may also consist of mortgage backed securities and corporate obligations. The investment adviser uses a proprietary computer model to determine the percentage of assets to allocate between the fixed and the equity components. As the value of the equity component declines, more assets are allocated to the fixed component.

RISKS


The principal risks of investing in GET G are those generally attributable to stock and bond investing. The success of Series G's strategy depends on the investment adviser's skill in allocating assets between the equity and fixed components and in selecting investments within each component. Because Series G invests in both stocks and bonds, it may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor. The risks associated with investing in stocks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The principal risk associated with investing in bonds is that interest rates may rise, which generally causes bond prices to fall. If at the inception of, or any time during, the guarantee period interest rates are low, Series G assets may be largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. The effect of low interest rates on Series G would likely be more pronounced at the beginning of the guarantee period as the initial allocation of assets would include more fixed income securities. In addition, if during the guarantee period the equity markets experienced a major decline, Series G assets may become largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. Use of the fixed component reduces Series G's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities.


Investment Adviser: Aeltus Investment Management, Inc.



X.GETGRETAIL-99                                            September 1999

                           VARIABLE ANNUITY ACCOUNT B
                    Aetna Life Insurance and Annuity Company


   Supplement dated September 1, 1999 to the Prospectus dated May 3, 1999 as amended by
                          Supplement dated May 5, 1999


     Aetna Variable Annuity--Group and Individual Deferred Variable Annuity
                                    Contracts

The information in this supplement updates and amends certain information contained in the prospectus dated May 3, 1999 and restates the information in and replaces the prospectus supplement dated May 5, 1999. You should read this supplement along with the prospectus.

1. The list of available funds on page 1 of the prospectus is revised to add the Fidelity Variable Insurance Products Fund (VIP) Growth Portfolio and to change the names of the three Mitchell Hutchins mutual funds to Mitchell Hutchins Series Trust Growth and Income Portfolio, Mitchell Hutchins Series Trust Small Cap Portfolio and Mitchell Hutchins Series Trust Tactical Allocation Portfolio.







2. The following replaces the information about the three Mitchell Hutchins portfolios contained in the "Fund Expense Table" and adds information about the Fidelity VIP Growth Portfolio on pages 8 and 9 of the prospectus:


                              Fund Expense Table

                                                                Total Fund                       Net Fund
                                                                  Annual                          Annual
                                                                 Expenses                        Expenses
                                    Investment                    Without         Total            After
                                     Advisory        Other      Waivers or     Waivers and        Waivers
                                      Fees(1)      Expenses     Reductions      Reductions     or Reductions
                                   ------------   ----------   ------------   -------------   --------------
Fidelity VIP Growth Portfolio(5)        0.59%         0.09%         0.68%          0.02%            0.66%
Mitchell Hutchins Series Trust
 Growth and Income Portfolio
 (Class I shares)(4)                    0.70%         0.59%         1.29%          0.25%            1.04%
Mitchell Hutchins Series Trust
 Small Cap Portfolio
 (Class I shares)(4)                    1.00%         1.19%         2.19%          0.25%            1.94%
Mitchell Hutchins Series Trust
 Tactical Allocation Portfolio
 (Class I shares)(4)                    0.50%         0.70%         1.20%          0.25%            0.95%

-----------------------
(1) Certain of the fund advisers reimburse the company for administrative costs incurred in connection with administering the funds as variable funding options under the contract. These reimbursements are generally paid out of the management fees and are not charged to investors. For the AIM Funds, the reimbursements may be paid out of the fund assets in an amount up to 0.25% annually. Any such reimbursements paid from the AIM Funds' assets are included in the "Other Expenses" column.

(4) The "Other Expenses" and "Total Fund Annual Expenses" are estimated because there were no Class I shares outstanding as of December 31, 1998. The "Other Expenses" include an annual 0.25% fee imposed under a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. This plan provides that each portfolio may pay to certain distributors of the portfolios a distribution fee at an annual rate of up to 0.25% of its average daily net assets attributable to its Class I shares. Mitchell Hutchins has voluntarily and temporarily agreed to waive the distribution fee, however, Mitchell Hutchins reserves the right to discontinue the waiver of the distribution fee at any time upon notice to shareholders.

(5) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds, or the investment adviser on behalf of certain funds, have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. These credits are included under "Total Waivers and Reductions."




Form No.: X.AVAMH-99-1                                     September 1999

3. The following hypothetical examples replace the expense information about the three Mitchell Hutchins portfolios contained in the "Hypothetical Examples" and add expense information about the Fidelity VIP Growth Portfolio on pages 10 through 15 of the prospectus:



Hypothetical Example: Option Package I--For Contracts Other than ROTH IRA Contracts

Account Fees You May Incur Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses, the maximum charges under Option Package I (i.e., mortality and expense risk charge of 0.80%, an administrative expense charge of 0.15% annually and a maximum Annual Maintenance Fee of $30 (converted to a percentage of assets equal to 0.022%)). The total annual fund expenses used are those shown in the column "Total Annual Expenses Without Waivers or Reductions" in the Fund Expense Table.

                                                       Example A                                Example B
-----------------------------------                    ---------                                ---------
> These examples are purely              If you withdraw your entire account      If at the end of the periods shown
  hypothetical.                          value at the end of the periods          you (1) leave your entire account
> They should not be considered a        shown, you would pay the following       value invested or (2) select an
  representation of past or future       expenses, including any applicable       income phase payment option, you
  expenses or expected returns.          early withdrawal charge:                 would pay the following expenses
> Actual expenses and/or returns                                                  (no early withdrawal charge is
  may be more or less than those                                                  reflected):*
  shown in these examples.               1 Year   3 Years   5 Years   10 Years    1 Year   3 Years   5 Years   10 Years
-----------------------------------      ------   -------   -------   --------    ------   -------   -------   --------
Fidelity VIP Growth Portfolio              $80      $105      $125      $196        $17      $52       $ 90      $196

Mitchell Hutchins Series Trust
 Growth and Income Portfolio
 (Class I shares)                          $86      $124      $157      $260        $23      $71       $121      $260

Mitchell Hutchins Series Trust
 Small Cap Portfolio (Class I shares)      $95      $151      $201      $347        $32      $98       $166      $347

Mitchell Hutchins Series Trust
 Tactical Allocation Portfolio
 (Class I shares)                          $85      $121      $152      $251        $22      $68       $117      $251

-----------------------

* This example does not apply during the income phase if you select a nonlifetime payment option with variable payments and take a lump-sum withdrawal within three years after payments start. In this case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

Hypothetical Example: Option Package I--For ROTH IRA Contracts

Account Fees You May Incur Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses, the maximum charges under Option Package I (i.e., mortality and expense risk charge of 0.80%, an administrative expense charge of 0.15% annually and a maximum Annual Maintenance Fee of $30 (converted to a percentage of assets equal to 0.022%)). The total annual fund expenses used are those shown in the column "Total Annual Expenses Without Waivers or Reductions" in the Fund Expense Table.

                                                       Example A                                Example B
-----------------------------------                    ---------                                ---------
> These examples are purely              If you withdraw your entire account      If at the end of the periods shown
  hypothetical.                          value at the end of the periods          you (1) leave your entire account
> They should not be considered a        shown, you would pay the following       value invested or (2) select an
  representation of past or future       expenses, including any applicable       income phase payment option, you
  expenses or expected returns.          early withdrawal charge:                 would pay the following expenses
> Actual expenses and/or returns                                                  (no early withdrawal charge is
  may be more or less than those                                                  reflected):*
  shown in these examples.               1 Year   3 Years   5 Years   10 Years    1 Year   3 Years   5 Years   10 Years
-----------------------------------      ------   -------   -------   --------    ------   -------   -------   --------
Fidelity VIP Growth Portfolio              $53      $ 70      $ 90      $196        $17      $52       $ 90      $196

Mitchell Hutchins Series Trust
 Growth and Income Portfolio
 (Class I shares)                          $59      $ 89      $121      $260        $23      $71       $121      $260

Mitchell Hutchins Series Trust
 Small Cap Portfolio (Class I shares)      $68      $115      $166      $347        $32      $98       $166      $347

Mitchell Hutchins Series Trust
 Tactical Allocation Portfolio
 (Class I shares)                          $58      $ 86      $117      $251        $22      $68       $117      $251

-----------------------

* This example does not apply during the income phase if you select a nonlifetime payment option with variable payments and take a lump-sum withdrawal within three years after payments start. In this case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

Hypothetical Example: Option Package II--For Contracts Other than ROTH IRA Contracts

Account Fees You May Incur Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses, the maximum charges under Option Package II (i.e., mortality and expense risk charge of 1.10%, an administrative expense charge of 0.15% annually and a maximum Annual Maintenance Fee of $30 (converted to a percentage of assets equal to 0.022%)). The total annual fund expenses used are those shown in the column "Total Annual Expenses Without Waivers or Reductions" in the Fund Expense Table.

                                                       Example A                                Example B
-----------------------------------                    ---------                                ---------
> These examples are purely              If you withdraw your entire account      If at the end of the periods shown
  hypothetical.                          value at the end of the periods          you (1) leave your entire account
> They should not be considered a        shown, you would pay the following       value invested or (2) select an
  representation of past or future       expenses, including any applicable       income phase payment option, you
  expenses or expected returns.          early withdrawal charge:                 would pay the following expenses
> Actual expenses and/or returns                                                  (no early withdrawal charge is
  may be more or less than those                                                  reflected):*
  shown in these examples.               1 Year   3 Years   5 Years   10 Years    1 Year   3 Years   5 Years   10 Years
-----------------------------------      ------   -------   -------   --------    ------   -------   -------   --------
Fidelity VIP Growth Portfolio              $83      $115      $141      $228        $20      $ 61      $105      $228

Mitchell Hutchins Series Trust
 Growth and Income Portfolio
 (Class I shares)                          $89      $133      $172      $290        $26      $ 80      $136      $290

Mitchell Hutchins Series Trust
 Small Cap Portfolio (Class I shares)      $98      $160      $216      $374        $32      $106      $180      $374

Mitchell Hutchins Series Trust
 Tactical Allocation Portfolio
 (Class I shares)                          $88      $131      $167      $281        $25      $ 77      $132      $281

-----------------------

* This example does not apply during the income phase if you select a nonlifetime payment option with variable payments and take a lump-sum withdrawal within three years after payments start. In this case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

Hypothetical Example: Option Package II--For ROTH IRA Contracts

Account Fees You May Incur Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses, the maximum charges under Option Package II (i.e., mortality and expense risk charge of 1.10%, an administrative expense charge of 0.15% annually and a maximum Annual Maintenance Fee of $30 (converted to a percentage of assets equal to 0.022%)). The total annual fund expenses used are those shown in the column "Total Annual Expenses Without Waivers or Reductions" in the Fund Expense Table.

                                                       Example A                                Example B
-----------------------------------                    ---------                                ---------
> These examples are purely              If you withdraw your entire account      If at the end of the periods shown
  hypothetical.                          value at the end of the periods          you (1) leave your entire account
> They should not be considered a        shown, you would pay the following       value invested or (2) select an
  representation of past or future       expenses, including any applicable       income phase payment option, you
  expenses or expected returns.          early withdrawal charge:                 would pay the following expenses
> Actual expenses and/or returns                                                  (no early withdrawal charge is
  may be more or less than those                                                  reflected):*
  shown in these examples.               1 Year   3 Years   5 Years   10 Years    1 Year   3 Years   5 Years   10 Years
-----------------------------------      ------   -------   -------   --------    ------   -------   -------   --------
Fidelity VIP Growth Portfolio              $56      $ 79      $105      $228        $20      $ 61      $105      $228

Mitchell Hutchins Series Trust
 Growth and Income Portfolio
 (Class I shares)                          $62      $ 98      $136      $290        $26      $ 80      $136      $290

Mitchell Hutchins Series Trust
 Small Cap Portfolio (Class I shares)      $71      $124      $180      $374        $35      $106      $180      $374

Mitchell Hutchins Series Trust
 Tactical Allocation Portfolio
 (Class I shares)                          $61      $ 95      $132      $281        $25      $ 77      $132      $281

-----------------------


* This example does not apply during the income phase if you select a nonlifetime payment option with variable payments and take a lump-sum withdrawal within three years after payments start. In this case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

Hypothetical Example: Option Package III--For Contracts Other than ROTH IRA Contracts

Account Fees You May Incur Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses, the maximum charges under Option Package III (i.e., mortality and expense risk charge of 1.25%, an administrative expense charge of 0.15% annually and a maximum Annual Maintenance Fee of $30 (converted to a percentage of assets equal to 0.022%)). The total annual fund expenses used are those shown in the column "Total Annual Expenses Without Waivers or Reductions" in the Fund Expense Table.

                                                       Example A                                Example B
-----------------------------------                    ---------                                ---------
> These examples are purely              If you withdraw your entire account      If at the end of the periods shown
  hypothetical.                          value at the end of the periods          you (1) leave your entire account
> They should not be considered a        shown, you would pay the following       value invested or (2) select an
  representation of past or future       expenses, including any applicable       income phase payment option, you
  expenses or expected returns.          early withdrawal charge:                 would pay the following expenses
> Actual expenses and/or returns                                                  (no early withdrawal charge is
  may be more or less than those                                                  reflected):*
  shown in these examples.               1 Year   3 Years   5 Years   10 Years    1 Year   3 Years   5 Years   10 Years
-----------------------------------      ------   -------   -------   --------    ------   -------   -------   --------
Fidelity VIP Growth Portfolio              $84      $119      $148      $243        $21      $ 66      $113      $243

Mitchell Hutchins Series Trust
 Growth and Income Portfolio
 (Class I shares)                          $90      $138      $179      $304        $27      $ 84      $144      $304

Mitchell Hutchins Series Trust
 Small Cap Portfolio (Class I shares)      $99      $164      $223      $387        $36      $111      $187      $387

Mitchell Hutchins Series Trust
 Tactical Allocation Portfolio
 (Class I shares)                          $89      $135      $175      $296        $27      $ 82      $139      $296

-----------------------

* This example does not apply during the income phase if you select a nonlifetime payment option with variable payments and take a lump-sum withdrawal within three years after payments start. In this case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

Hypothetical Example: Option Package III--For ROTH IRA Contracts

Account Fees You May Incur Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses, the maximum charges under Option Package III (i.e., mortality and expense risk charge of 1.25%, an administrative expense charge of 0.15% annually and a maximum Annual Maintenance Fee of $30 (converted to a percentage of assets equal to 0.022%)). The total annual fund expenses used are those shown in the column "Total Annual Expenses Without Waivers or Reductions" in the Fund Expense Table.

                                                       Example A                                Example B
-----------------------------------                    ---------                                ---------
> These examples are purely              If you withdraw your entire account      If at the end of the periods shown
  hypothetical.                          value at the end of the periods          you (1) leave your entire account
> They should not be considered a        shown, you would pay the following       value invested or (2) select an
  representation of past or future       expenses, including any applicable       income phase payment option, you
  expenses or expected returns.          early withdrawal charge:                 would pay the following expenses
> Actual expenses and/or returns                                                  (no early withdrawal charge is
  may be more or less than those                                                  reflected):*
  shown in these examples.               1 Year   3 Years   5 Years   10 Years    1 Year   3 Years   5 Years   10 Years
-----------------------------------      ------   -------   -------   --------    ------   -------   -------   --------
Fidelity VIP Growth Portfolio              $57      $ 84      $113      $243        $21      $ 66      $113      $243

Mitchell Hutchins Series Trust
 Growth and Income Portfolio
 (Class I shares)                          $63      $102      $144      $304        $27      $ 84      $144      $304

Mitchell Hutchins Series Trust
 Small Cap Portfolio (Class I shares)      $72      $129      $187      $387        $36      $111      $187      $387

Mitchell Hutchins Series Trust
 Tactical Allocation Portfolio
 (Class I shares)                          $62      $ 99      $139      $296        $27      $ 82      $139      $296

-----------------------

* This example does not apply during the income phase if you select a nonlifetime payment option with variable payments and take a lump-sum withdrawal within three years after payments start. In this case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

4. The following information replaces the final paragraph of the "Payment Amounts" section on page 20 of the prospectus:


Any additional payments must be at least $50 (we may change this amount from time to time). A payment of more than $1,000,000 will be allowed only with our consent.



5. The following information replaces the first paragraph of the "Free Withdrawals" section on page 26 of the prospectus:

There is no early withdrawal charge if, during each account year, the amount withdrawn is 10% or less of your account value on the later of the date we established your account or the most recent anniversary of that date. Under Option Package III, any unused percentage of the 10% free withdrawal amount shall carry forward into successive account years, up to a maximum 30% of your account value.



6. The first paragraph on page 27 of the prospectus is replaced with the following:

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this fee.



7. The following information is added to Appendix III, Description of Underlying
   Funds:

Fidelity Variable Insurance Products Fund--Growth Portfolio
Investment Objective
Seeks capital appreciation.

Policies

Normally invests primarily in common stocks of companies the investment adviser believes have above-average growth potential. Companies with high growth potential tend to be companies with higher than average price/ earning (P/E) ratios and are often called "growth" stocks. May invest in securities of both foreign and domestic issuers. In making investment decisions, the investment adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. May use various techniques, such as buying and selling futures contracts, to increase or decrease exposure to changing security prices, or other factors that affect security values.

Risks

The value of equity securities fluctuates in response to issuer, political, market and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Foreign investments, especially those in emerging markets, can be more volatile and potentially less liquid than U.S. investments due to increased risks of adverse issuer, political, regulatory, market or economic developments. "Growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

Investment Adviser: Fidelity Management & Research Company


8. The names of each of the three Mitchell Hutchins funds contained in Appendix III, Description of Underlying Funds, are corrected to read:

     o Mitchell Hutchins Series Trust Growth and Income Portfolio
     o Mitchell Hutchins Series Trust Tactical Allocation Portfolio
     o Mitchell Hutchins Series Trust Small Cap Portfolio

Form No.: X.AVAMH-99-1                                     September 1999

                           VARIABLE ANNUITY ACCOUNT B
                    Aetna Life Insurance and Annuity Company


    Supplement dated September 1, 1999 to the Prospectus dated May 3, 1999


Aetna Variable Annuity--Group and Individual Deferred Variable Annuity
                                   Contracts

The information in this supplement updates and amends certain information contained in the prospectus dated May 3, 1999. You should read this supplement along with the prospectus.

1. The following mutual fund is added to the list of available funds on page 1 of the prospectus: Fidelity Variable Insurance Products (VIP) Growth Portfolio.





2. The following adds information about the Fidelity VIP Growth Portfolio on pages 8 and 9 of the prospectus:


                              Fund Expense Table

                                                                Total Fund                       Net Fund
                                                                  Annual                          Annual
                                                                 Expenses                        Expenses
                                    Investment                    Without         Total            After
                                     Advisory        Other      Waivers or     Waivers and        Waivers
                                      Fees(1)       Expenses    Reductions      Reductions     or Reductions
                                   ------------   ----------   ------------   -------------   --------------
Fidelity VIP Growth Portfolio(5)      0.59%           0.09%        0.68%           0.02%            0.66%

-----------------------

(1) Certain of the fund advisers reimburse the company for administrative costs incurred in connection with administering the funds as variable funding options under the contract. These reimbursements are generally paid out of the management fees and are not charged to investors. For the AIM Funds, the reimbursements may be paid out of the fund assets in an amount up to 0.25% annually. Any such reimbursements paid from the AIM Funds' assets are included in the "Other Expenses" column.

(5) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds, or the investment adviser on behalf of certain funds, have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. These credits are included under "Total Waivers and Reductions."



Form No.: X.56297-99                                       September 1999

3. The following hypothetical examples add expense information about the Fidelity VIP Growth Portfolio on pages 10 through 15 of the prospectus:





Hypothetical Example: Option Package I--For Contracts Other than ROTH IRA Contracts

Account Fees You May Incur Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses, the maximum charges under Option Package I (i.e., mortality and expense risk charge of 0.80%, an administrative expense charge of 0.15% annually and a maximum Annual Maintenance Fee of $30 (converted to a percentage of assets equal to 0.022%)). The total annual fund expenses used are those shown in the column "Total Annual Expenses Without Waivers or Reductions" in the Fund Expense Table.

                                                       Example A                                Example B
-----------------------------------                    ---------                                ---------
> These examples are purely              If you withdraw your entire account      If at the end of the periods shown
  hypothetical.                          value at the end of the periods          you (1) leave your entire account
> They should not be considered a        shown, you would pay the following       value invested or (2) select an
  representation of past or future       expenses, including any applicable       income phase payment option, you
  expenses or expected returns.          early withdrawal charge:                 would pay the following expenses
> Actual expenses and/or returns                                                  (no early withdrawal charge is
  may be more or less than those                                                  reflected):*
  shown in these examples.               1 Year   3 Years   5 Years   10 Years    1 Year   3 Years   5 Years   10 Years
-----------------------------------      ------   -------   -------   --------    ------   -------   -------   --------
Fidelity VIP Growth Portfolio            $80      $105      $125      $196        $17      $52       $90       $196

-----------------------
* This example does not apply during the income phase if you select a nonlifetime payment option with variable payments and take a lump-sum withdrawal within three years after payments start. In this case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).



Hypothetical Example: Option Package I--For ROTH IRA Contracts

Account Fees You May Incur Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses, the maximum charges under Option Package I (i.e., mortality and expense risk charge of 0.80%, an administrative expense charge of 0.15% annually and a maximum Annual Maintenance Fee of $30 (converted to a percentage of assets equal to 0.022%)). The total annual fund expenses used are those shown in the column "Total Annual Expenses Without Waivers or Reductions" in the Fund Expense Table.

                                                       Example A                                Example B
-----------------------------------                    ---------                                ---------
> These examples are purely              If you withdraw your entire account      If at the end of the periods shown
  hypothetical.                          value at the end of the periods          you (1) leave your entire account
> They should not be considered a        shown, you would pay the following       value invested or (2) select an
  representation of past or future       expenses, including any applicable       income phase payment option, you
  expenses or expected returns.          early withdrawal charge:                 would pay the following expenses
> Actual expenses and/or returns                                                  (no early withdrawal charge is
  may be more or less than those                                                  reflected):*
  shown in these examples.               1 Year   3 Years   5 Years   10 Years    1 Year   3 Years   5 Years   10 Years
-----------------------------------      ------   -------   -------   --------    ------   -------   -------   --------
Fidelity VIP Growth Portfolio            $53      $70       $90       $196        $17      $52       $90       $196

-----------------------

* This example does not apply during the income phase if you select a nonlifetime payment option with variable payments and take a lump-sum withdrawal within three years after payments start. In this case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

Hypothetical Example: Option Package II--For Contracts Other than ROTH IRA Contracts

Account Fees You May Incur Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses, the maximum charges under Option Package II (i.e., mortality and expense risk charge of 1.10%, an administrative expense charge of 0.15% annually and a maximum Annual Maintenance Fee of $30 (converted to a percentage of assets equal to 0.022%)). The total annual fund expenses used are those shown in the column "Total Annual Expenses Without Waivers or Reductions" in the Fund Expense Table.

                                                       Example A                                Example B
-----------------------------------                    ---------                                ---------
> These examples are purely              If you withdraw your entire account      If at the end of the periods shown
  hypothetical.                          value at the end of the periods          you (1) leave your entire account
> They should not be considered a        shown, you would pay the following       value invested or (2) select an
  representation of past or future       expenses, including any applicable       income phase payment option, you
  expenses or expected returns.          early withdrawal charge:                 would pay the following expenses
> Actual expenses and/or returns                                                  (no early withdrawal charge is
  may be more or less than those                                                  reflected):*
  shown in these examples.               1 Year   3 Years   5 Years   10 Years    1 Year   3 Years   5 Years   10 Years
-----------------------------------      ------   -------   -------   --------    ------   -------   -------   --------
Fidelity VIP Growth Portfolio            $83      $115      $141      $228        $20      $61       $105      $228

-----------------------


* This example does not apply during the income phase if you select a nonlifetime payment option with variable payments and take a lump-sum withdrawal within three years after payments start. In this case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).


Hypothetical Example: Option Package II--For ROTH IRA Contracts

Account Fees You May Incur Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses, the maximum charges under Option Package II (i.e., mortality and expense risk charge of 1.10%, an administrative expense charge of 0.15% annually and a maximum Annual Maintenance Fee of $30 (converted to a percentage of assets equal to 0.022%)). The total annual fund expenses used are those shown in the column "Total Annual Expenses Without Waivers or Reductions" in the Fund Expense Table.

                                                       Example A                                Example B
-----------------------------------                    ---------                                ---------
> These examples are purely              If you withdraw your entire account      If at the end of the periods shown
  hypothetical.                          value at the end of the periods          you (1) leave your entire account
> They should not be considered a        shown, you would pay the following       value invested or (2) select an
  representation of past or future       expenses, including any applicable       income phase payment option, you
  expenses or expected returns.          early withdrawal charge:                 would pay the following expenses
> Actual expenses and/or returns                                                  (no early withdrawal charge is
  may be more or less than those                                                  reflected):*
  shown in these examples.               1 Year   3 Years   5 Years   10 Years    1 Year   3 Years   5 Years   10 Years
-----------------------------------      ------   -------   -------   --------    ------   -------   -------   --------
Fidelity VIP Growth Portfolio            $56      $79       $105      $228        $20      $61       $105      $228

-----------------------

* This example does not apply during the income phase if you select a nonlifetime payment option with variable payments and take a lump-sum withdrawal within three years after payments start. In this case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

Hypothetical Example: Option Package III--For Contracts Other than ROTH IRA Contracts

Account Fees You May Incur Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses, the maximum charges under Option Package III (i.e., mortality and expense risk charge of 1.25%, an administrative expense charge of 0.15% annually and a maximum Annual Maintenance Fee of $30 (converted to a percentage of assets equal to 0.022%)). The total annual fund expenses used are those shown in the column "Total Annual Expenses Without Waivers or Reductions" in the Fund Expense Table.

                                                       Example A                                Example B
-----------------------------------                    ---------                                ---------
> These examples are purely              If you withdraw your entire account      If at the end of the periods shown
  hypothetical.                          value at the end of the periods          you (1) leave your entire account
> They should not be considered a        shown, you would pay the following       value invested or (2) select an
  representation of past or future       expenses, including any applicable       income phase payment option, you
  expenses or expected returns.          early withdrawal charge:                 would pay the following expenses
> Actual expenses and/or returns                                                  (no early withdrawal charge is
  may be more or less than those                                                  reflected):*
  shown in these examples.               1 Year   3 Years   5 Years   10 Years    1 Year   3 Years   5 Years   10 Years
-----------------------------------      ------   -------   -------   --------    ------   -------   -------   --------
Fidelity VIP Growth Portfolio            $84      $119      $148      $243        $21      $66       $113      $243

-----------------------

* This example does not apply during the income phase if you select a nonlifetime payment option with variable payments and take a lump-sum withdrawal within three years after payments start. In this case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).


Hypothetical Example: Option Package III--For ROTH IRA Contracts

Account Fees You May Incur Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses, the maximum charges under Option Package III (i.e., mortality and expense risk charge of 1.25%, an administrative expense charge of 0.15% annually and a maximum Annual Maintenance Fee of $30 (converted to a percentage of assets equal to 0.022%)). The total annual fund expenses used are those shown in the column "Total Annual Expenses Without Waivers or Reductions" in the Fund Expense Table.

                                                       Example A                                Example B
-----------------------------------                    ---------                                ---------
> These examples are purely              If you withdraw your entire account      If at the end of the periods shown
  hypothetical.                          value at the end of the periods          you (1) leave your entire account
> They should not be considered a        shown, you would pay the following       value invested or (2) select an
  representation of past or future       expenses, including any applicable       income phase payment option, you
  expenses or expected returns.          early withdrawal charge:                 would pay the following expenses
> Actual expenses and/or returns                                                  (no early withdrawal charge is
  may be more or less than those                                                  reflected):*
  shown in these examples.               1 Year   3 Years   5 Years   10 Years    1 Year   3 Years   5 Years   10 Years
-----------------------------------      ------   -------   -------   --------    ------   -------   -------   --------
Fidelity VIP Growth Portfolio            $57      $84       $113      $243        $21      $66       $113      $243

-----------------------

* This example does not apply during the income phase if you select a nonlifetime payment option with variable payments and take a lump-sum withdrawal within three years after payments start. In this case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

4. The following information replaces the final paragraph of the "Payment Amounts" section on page 20 of the prospectus:


Any additional payments must be at least $50 (we may change this amount from time to time). A payment of more than $1,000,000 will be allowed only with our consent.




5. The following information replaces the first paragraph of the "Free Withdrawals" section on page 25 of the prospectus:


There is no early withdrawal charge if, during each account year, the amount withdrawn is 10% or less of your account value on the later of the date we established your account or the most recent anniversary of that date. Under Option Package III, any unused percentage of the 10% free withdrawal amount shall carry forward into successive account years, up to a maximum 30% of your account value.





6. The first paragraph on page 27 of the prospectus is replaced with the following:

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this fee.




7. The following information is added to Appendix III, Description of Underlying
   Funds:


Fidelity Variable Insurance Products Fund--Growth Portfolio

Investment Objective

Seeks capital appreciation.

Policies

Normally invests primarily in common stocks of companies the investment adviser believes have above-average growth potential. Companies with high growth potential tend to be companies with higher than average price/ earning (P/E) ratios and are often called "growth" stocks. May invest in securities of both foreign and domestic issuers. In making investment decisions, the investment adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. May use various techniques, such as buying and selling futures contracts, to increase or decrease exposure to changing security prices, or other factors that affect security values.

Risks

The value of equity securities fluctuates in response to issuer, political, market and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Foreign investments, especially those in emerging markets, can be more volatile and potentially less liquid than U.S. investments due to increased risks of adverse issuer, political, regulatory, market or economic developments. "Growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

Investment Adviser: Fidelity Management & Research Company

Form No.: X.56297-99                                       September 1999

                           VARIABLE ANNUITY ACCOUNT B
                    Aetna Life Insurance and Annuity Company

                    Supplement dated September 1, 1999 to the
              Statement of Additional Information dated May 3, 1999

                            Aetna Variable Annuity -
            Group and Individual Deferred Variable Annuity Contracts

o The section entitled "VARIABLE ANNUITY ACCOUNT B" is amended to add the Fidelity Variable Insurance Products Fund (VIP) Growth Portfolio to the list of funds currently available under the contract and to change the names of the three Mitchell Hutchins mutual funds to Mitchell Hutchins Series Trust Growth and Income Portfolio, Mitchell Hutchins Series Trust Small Cap Portfolio and Mitchell Hutchins Series Trust Tactical Allocation Portfolio.

o The performance tables in the "AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - Standardized and Non-Standardized" section are amended to add information about the Fidelity VIP Growth Portfolio.

---------------------------------------------------------------------------------------------------------------------
                                                                                                          Date
                                                                                                     Contributions
                                                              STANDARDIZED                           First Received
                                                                                                       Under the
                                                                                                    Separate Account
---------------------------------------------------------------------------------------------------------------------
                                                                                        Since
SUBACCOUNT                               1 Year         5 Year         10 Years       Inception*
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio            31.48%                                         25.59%         12/30/1994
---------------------------------------------------------------------------------------------------------------------

*Reflects performance from the date contributions were first received in the fund under the separate account.

---------------------------------------------------------------------------------------------------------------------
                                                                                                            Fund
                                                                                                         Inception
                                                              NON-STANDARDIZED                              Date
---------------------------------------------------------------------------------------------------------------------
                                                                                             Since
SUBACCOUNT                             1 Year      3 Years      5 Years      10 Years     Inception**
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio(1)       37.52%      23.70%       20.02%        17.73%
---------------------------------------------------------------------------------------------------------------------

**Reflects performance from the fund's inception date.

(1) This fund has been in operation for more than ten years.




Form No. XSAI56297-99

                           VARIABLE ANNUITY ACCOUNT B
                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

     (a) Financial Statements:

         (1) Incorporated by reference in Part A:
             Condensed Financial Information

         (2) Incorporated by reference in Part B:

             Financial Statements of Variable Annuity Account B:

              - Statement of Assets and Liabilities as of December 31, 1998

              - Statements of Operations and Changes in Net Assets for the years ended December 31, 1998 and 1997

              - Condensed Financial Information for the year ended December 31,
                1998

              - Notes to Financial Statements

              - Independent Auditors' Report

              Financial Statements of the Depositor:

              - Independent Auditors' Report

              - Consolidated Statements of Income for the years ended December
                31, 1998, 1997 and 1996

              - Consolidated Balance Sheets as of December 31, 1998 and 1997

              - Consolidated Statements of Changes in Shareholder's Equity for
                the years ended December 31, 1998, 1997 and 1996

              - Consolidated Statements of Cash Flows for the years ended
                December 31, 1998, 1997 and 1996

              - Notes to Consolidated Financial Statements

     (b) Exhibits

              (1) Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company establishing Variable Annuity Account B(1)

              (2)    Not applicable

              (3.1)  Broker-Dealer Agreement(2)

              (3.2) Alternative Form of Wholesaling Agreement and Related Selling Agreement(3)

              (4.1)  Variable Annuity Contract (GM-VA-98)(2)

              (4.2)  Variable Annuity Contract Certificate (GMC-VA-98)(2)

              (4.3) Endorsement (EVAGET98) to Variable Annuity Contract GM-VA-98 and Variable Annuity Contract Certificate GMC-VA-98(4)

              (4.4) Endorsement (EGET-99) to Variable Annuity Contract GM-VA-98 and Variable Annuity Contract Certificate GMC-VA-98(5)

              (5)    Variable Annuity Contract Application(9.5.89-6(9/98))(6)

              (6.1) Certificate of Incorporation of Aetna Life Insurance and Annuity Company(7)

              (6.2) Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity Company(8)

              (6.3) By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company(9)

              (7)    Not applicable

              (8.1) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and AIM dated June 30, 1998(6)

              (8.2) Service Agreement between Aetna Life Insurance and Annuity Company and AIM effective June 30, 1998(6)

              (8.3) Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(2)

              (8.4) Amendment dated November 9, 1998 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(10)

              (8.5) Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(2)

              (8.6) Amendment dated November 4, 1998 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(10)

              (8.7) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(8)

              (8.8) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(11)

              (8.9) Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997(12)

              (8.10) Seventh Amendment dated as of May 1, 1998 to the Fund
                     Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and
                     November 6, 1997(2)

              (8.11) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(8)

              (8.12) Fifth Amendment, dated as of May 1, 1997, to the Fund
                     Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(11)

              (8.13) Sixth Amendment dated as of January 20, 1998 to the Fund
                     Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997(13)

              (8.14) Seventh Amendment dated as of May 1, 1998 to the Fund
                     Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and
                     January 20, 1998(2)

              (8.15) Service Agreement between Aetna Life Insurance and Annuity
                     Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(14)

              (8.16) Amendment dated January 1, 1997 to Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(11)

              (8.17) Service Contract between Fidelity Distributors Corporation and Aetna Life Insurance and Annuity Company dated May 2, 1997(10)

              (8.18) Fund Participation Agreement among Janus Aspen Series and
                     Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(15)

              (8.19) Amendment dated October 12, 1998 to Fund Participation
                     Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(10)

              (8.20) Service Agreement between Janus Capital Corporation and
                     Aetna Life Insurance and Annuity Company dated December 8, 1997(15)

              (8.21) Fund Participation Agreement among MFS Variable Insurance
                     Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November 28, 1997(2)

              (8.22) Fourth Amendment dated May 1, 1998 to the Fund
                     Participation Agreement by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November 28, 1997(6)

              (8.23) Fifth Amendment to Fund Participation Agreement by and
                     among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November 28, 1997(16)

              (8.24) Fund Participation Agreement dated May 1, 1999 between
                     Aetna Life Insurance and Annuity Company, Mitchell Hutchins Series Trust, and Mitchell Hutchins Asset Management, Inc.(17)

              (8.25) Service Agreement dated May 1, 1999 between Mitchell
                     Hutchins Asset Management, Inc. and Aetna Life Insurance and Annuity Company.(17)

              (8.26) Fund Participation Agreement dated March 11, 1997 between
                     Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(18)

              (8.27) Service Agreement effective as of March 11, 1997 between
                     Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity Company(18)

              (9)    Opinion and Consent of Counsel

              (10)   Consent of Independent Auditors

              (11)   Not applicable

              (12)   Not applicable

              (13)   Schedule for Computation of Performance Data(6)

              (14)   Not applicable

              (15.1) Powers of Attorney(19)

              (15.2) Authorization for Signatures(3)

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.

2. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.

4. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on September 14, 1998.

5. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1999.

6. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.

7. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed on April 15, 1996.

8. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.

9. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed on October 30, 1997.

10. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.

11. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.

12. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.

13. Incorporated by Reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.

14. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed on June 28, 1996.

15. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.

16. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-56297), as filed on February 16, 1999.

17. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 25, 1999.

18. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.

19. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form No. 4 (File No. 333-56297), as filed on February 25, 1999.

Item 25. Directors and Officers of the Depositor

Name and Principal
Business Address*          Positions and Offices with Depositor
-----------------          ------------------------------------
Thomas J. McInerney        Director and President

Shaun P. Mathews           Director and Senior Vice President

Catherine H. Smith         Director, Chief Financial Officer and Senior Vice
                           President

Deborah Koltenuk           Vice President, Corporate Controller, and Assistant
                           Treasurer

Therese M. Squillacote     Vice President and Chief Compliance Officer

Kirk P. Wickman            Senior Vice President, General Counsel and Corporate
                           Secretary

* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     Incorporated herein by reference to Item 24 of Post-Effective Amendment No. 31 to Registration Statement on Form N-1A (File No. 33-41694), as filed on May 17, 1999.

Item 27. Number of Contract Owners

     As of June 30, 1999, there were 84,398 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B.

Item 28. Indemnification

Section 21 of Public Act No. 97-246 of the Connecticut General Assembly (the "Act") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes, as amended by Sections 12 to 20, inclusive, of this Act. Reference is hereby made to Section 33-771(e) of the Connecticut General Statutes ("CGS") regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when
(1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or
(2) a court has determined that indemnification is appropriate pursuant to
Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in
Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29. Principal Underwriter

     (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (Aetna) also acts as the principal underwriter, only, for Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Balanced VP, Inc. (formerly Aetna Investment Advisers Fund, Inc.), Aetna GET Fund, and Aetna Variable Portfolios, Inc. and as the principal underwriter and investment adviser for Portfolio Partners, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Additionally, Aetna acts as the principal underwriter and depositor for Variable Life Account B of Aetna, Variable Annuity Account C of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

     (b) See Item 25 regarding the Depositor.

     (c) Compensation as of December 31, 1998:

      (1)                       (2)                     (3)                  (4)                   (5)
Name of                  Net Underwriting           Compensation on
Principal                Discounts and              Redemption or         Brokerage
Underwriter              Commissions                Annuitization         Commissions         Compensation*
-----------              -----------                -------------         -----------         -------------
Aetna Life Insurance                                   $684,000                                $42,930,000
and Annuity Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account B.

Item 30. Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

Item 31. Management Services

     Not applicable

Item 32. Undertakings

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) The Company hereby represents that it is relying upon and will comply with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 235221, *13 (S.E.C.)].

     (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (f) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-56297) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 24th day of August, 1999.

                                  VARIABLE ANNUITY ACCOUNT B OF AETNA
                                  LIFE INSURANCE AND ANNUITY COMPANY
                                    (Registrant)

                             By:  AETNA LIFE INSURANCE AND ANNUITY COMPANY
                                    (Depositor)

                             By:  Thomas J. McInerney*
                                  ----------------------
                                  Thomas J. McInerney
                                  President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (File No. 333-56297 ) has been signed by the following persons in the capacities and on the dates indicated.

Signature              Title                                           Date
---------              -----                                           ----
Thomas J. McInerney*   Director and President                       )
---------------------- (principal executive officer)                )
Thomas J. McInerney                                                 )
                                                                    )
                                                                    )
Shaun P. Mathews*      Director                                     )   August
----------------------                                              )
Shaun P. Mathews                                                    )   24, 1999
                                                                    )
                                                                    )
Catherine H. Smith*    Director and Chief Financial Officer         )
----------------------                                              )
Catherine H. Smith                                                  )
                                                                    )
                                                                    )
Deborah Koltenuk*      Vice President, Corporate Controller, and    )
---------------------- Assistant Treasurer                          )
Deborah Koltenuk                                                    )

By:   /s/ J. Neil McMurdie
      ----------------------------
      J. Neil McMurdie
      *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT B
                                  Exhibit Index

Exhibit No.   Exhibit
-----------   -------
99-B.9        Opinion and Consent of Counsel                ______________

99-B.10       Consent of Independent Auditors               ______________